Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Sep. 15, 2015	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000006504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			A with initial sales charge (5.75%)
C000006509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			B with CDSC (declining over six years from 4% to 0%)
C000006510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			C with CDSC (1% for 12 months)
C000107817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			A with initial sales charge (5.75%)
C000107818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			B with CDSC (declining over six years from 4% to 0%)
C000107819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			C with CDSC (1% for 12 months)
C000159993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			A with initial sales charge (5.75%)
C000159994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			B with CDSC (declining over six years from 4% to 0%)
C000159995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			C with CDSC (1% for 12 months)
C000160011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			A with initial sales charge (5.75%)
C000160012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			B with CDSC (declining over six years from 4% to 0%)
C000160013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			C with CDSC (1% for 12 months)
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value		$ 10,000		$ 11,144		$ 12,934		$ 15,553		$ 15,757		$ 19,135		$ 25,458			$ 22,076	$ 25,334			$ 31,958	$ 37,020
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index (net div)
Accumulated Value		10,000		10,724		12,560		13,993		13,954		16,260		20,916			17,594	20,048			24,748	28,656
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (net div)
Accumulated Value	$ 10,000				$ 11,316		$ 14,092		$ 13,996		$ 13,386		$ 15,325		$ 18,562	$ 14,515			$ 14,696	$ 16,911			$ 19,753
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World (ex-US) Index (net div)
Accumulated Value	$ 10,000				$ 10,507		$ 12,491		$ 12,888		$ 12,467		$ 13,503		$ 16,861	$ 13,570			$ 15,184	$ 17,949			$ 20,717
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Growth Index
Accumulated Value		10,000		10,700		12,254		15,324		16,238		20,063		27,119			19,881	22,466			26,749	33,818
MSCI All Country World Small Mid Cap Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Small Mid Cap Index (net div)
Accumulated Value		$ 10,000		$ 10,747		$ 12,496		$ 14,038		$ 13,192		$ 14,320		$ 19,792			$ 16,097	$ 17,462			$ 20,413	$ 23,266